General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net proceeds from IPO		$ (238)	$ 47,479
Accumulated deficits		(203,564)	(169,213)
Cash flows from operating activities		$ (37,930)	$ (26,426)	$ (16,549)
Initial Public Offering [Member]
Statement Line Items [Line Items]
Ordinary shares sold (in shares)	7,000,000
Share price (in dollars per share)	$ 5
Net proceeds from IPO	$ 37,140
Issuance costs related to equity	$ 3,110
Underwriters [Member]
Statement Line Items [Line Items]
Ordinary shares sold (in shares)	1,050,000
Share price (in dollars per share)	$ 5